Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Feb. 28, 2015
Cash and Cash Equivalents [Abstract]
Components of Cash, Cash Equivalents and Investments

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Bank balances	$708	$—	$—	$—	$708	$708	$—	$—
Other investments	89	—	—	—	89	—	—	89
	797	—	—	—	797	708	—	89
Level 2:
Bankers’ acceptances/Bearer deposit notes	392	—	—	—	392	332	60	—
Commercial paper	15	—	—	—	15	15	—	—
Non-U.S. treasury bills/notes	480	—	—	—	480	241	239	—
U.S. treasury bills/notes	879	—	—	—	879	253	626	—
Non-U.S. government sponsored enterprise notes	55	—	—	—	55	30	25	—
	1,821	—	—	—	1,821	871	950	—
Level 3:
Corporate notes/bonds	4	—	—	—	4	—	—	4
Auction rate securities	41	1	—	(6)	36	—	—	36
	45	1	—	(6)	40	—	—	40
	$2,663	$1	$—	$(6)	$2,658	$1,579	$950	$129
The components of cash, cash equivalents and investments by fair value level as at February 28, 2015 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$765	$—	$—	—	$765	$765	$—	$—	$—
Other investments	66	—	—	—	66	—	—	66	—
	831	—	—	—	831	765	—	66	—
Level 1:
Money market funds	1	—	—	—	1	1	—	—	—

Level 2:
Term deposits, certificates of deposit, and GICs	218	1	—	—	219	76	84	—	59
Commercial paper	710	—	—	—	710	240	470	—	—
Non-U.S. promissory notes	100	—	—	—	100	—	100	—	—
Non-U.S. treasury bills/notes	244	—	—	—	244	151	93	—	—
U.S. treasury bills/notes	915	—	—	—	915	—	705	210	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
U.S. government sponsored enterprise notes	149	—	—	—	149	—	149	—	—
Corporate notes/bonds	8	—	—	—	8	—	8	—	—
	2,393	1	—	—	2,394	467	1,658	210	59
Level 3:
Corporate notes/bonds	3	—	—	—	3	—	—	3	—
Auction-rate securities	41	2	—	(6)	37	—	—	37	—
	$44	$2	$—	$(6)	$40	$—	$—	$40	$—
	$3,269	$3	$—	$(6)	$3,266	$1,233	$1,658	$316	$59

Realized Gains and Losses on Available-for-Sale Securities
Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Realized gains	$6	$—	$11
Realized losses	—	—	—
Net realized gains	$6	$—	$11

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at February 28, 2015 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$2,124	$2,125
Due in one to five years	213	213
Due after five years	94	96
No fixed maturity	1	1
	$2,432	$2,435